PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

The following tables show a reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets for the years ended December 31, 2025 and 2024:

	Pension and postretirement benefits
	2025	2024
Change in benefit obligations[1]
Benefit obligations at the beginning of the year	$560.8	$538.1
Service costs	14.1	14.6
Interest costs	24.1	25.5
Plan participants’ contributions	4.7	5.1
Actuarial (gain) loss arising from:
Financial assumptions	(19.9)	(5.0)
Demographic assumptions	(2.9)	—
Participant experience	(3.6)	1.0
Benefits and settlements paid	(18.1)	(18.3)
Plan amendments and other	—	(0.2)
Benefit obligations at the end of the year	$559.2	$560.8
[1]

The postretirement benefits obligation which relates mainly to health, life and dental insurance plans and other benefits offered to some of its retired employees, was $16.8 million as of December 31, 2025 ($19.3 million in 2024 and $19.0 million in 2023).

	Pension and postretirement benefits
	2025	2024
Change in plan assets
Fair value of plan assets at the beginning of the year	$607.0	$572.0
Actual return on plan assets	24.0	54.2
Employer contributions	0.6	0.5
Plan participants’ contributions	4.7	5.1
Benefits and settlements paid	(18.1)	(18.3)
Administrative fees	(1.2)	(1.0)
Transfer	(5.2)	(5.5)
Fair value of plan assets at the end of the year	$611.8	$607.0

Schedule of composition of plan assets	Plan assets consist of:

	2025	2024
Equity securities:
Canadian	12.8%	18.9%
Foreign	19.4	28.2
Debt securities	49.7	36.2
Other	18.1	16.7
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount recognized

The reconciliation of funded status to the net amount recognized on the consolidated balance sheets is as follows:

	Pension and postretirement benefits
	2025	2024
Benefit obligations	$(559.2)	$(560.8)
Fair value of plan assets	611.8	607.0
Plan surplus	52.6	46.2
Asset limit and minimum funding adjustment	(67.8)	(63.7)
Net amount recognized[1]	$(15.2)	$(17.5)
1	The net liability recognized for 2025 is $15.2 million ($17.5 million in 2024), of which an amount of 16.8 million ($19.3 million in 2024) is included in “Other liabilities” and $1.6 million ($1.8 million in 2024) is included in “Other assets”.

Schedule of components of re-measurements

Components of re-measurements are as follows:

	Pension and postretirement benefits
	2025	2024	2023
Actuarial gain (loss) on benefit obligations	$26.4	$4.0	$(43.0)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(1.4)	28.0	27.1
Asset limit and minimum funding adjustment	(1.1)	(9.2)	22.3
Re-measurement gain recorded in other comprehensive income	$23.9	$22.8	$6.4

Schedule of components of net benefit costs

Components of the net benefit costs are as follows:

	Pension and postretirement benefits
	2025	2024	2023
Employee costs:
Service costs	$14.1	$14.6	$10.6
Plan amendments, administrative fees and other	1.2	0.8	0.7
Interest on net defined benefit liability	1.7	1.7	1.0
Net benefit costs	$17.0	$17.1	$12.3

Schedule of actuarial assumptions used in measuring the corporation's benefit obligations and current periodic costs

The actuarial assumptions used in measuring the Corporation’s benefit obligations as of December 31, 2025, 2024 and 2023 and current periodic benefit costs are as follows:

	Pension and postretirement benefits
	2025	2024	2023
Benefit obligations
Rates as of year-end:
Discount rate	4.90%	4.70%	4.60%
Rate of compensation increase	3.10	3.10	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	4.70%	4.60%	5.10%
Rate of compensation increase	3.10	3.00	3.00